Borrowings - Summary of Securitization Transactions (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended												1 Months Ended
	Dec. 31, 2012 FFELP Loan Securitizations [Member]	Nov. 30, 2012 FFELP Loan Securitizations [Member]	Sep. 30, 2012 FFELP Loan Securitizations [Member]	Jun. 30, 2012 FFELP Loan Securitizations [Member]	May 31, 2012 FFELP Loan Securitizations [Member]	Mar. 31, 2012 FFELP Loan Securitizations [Member]	Jan. 31, 2012 FFELP Loan Securitizations [Member]	Nov. 30, 2011 FFELP Loan Securitizations [Member]	May 31, 2011 FFELP Loan Securitizations [Member]	Mar. 31, 2011 FFELP Loan Securitizations [Member]	Dec. 31, 2012 FFELP ABS Transactions [Member]	Dec. 31, 2011 FFELP ABS Transactions [Member]	Jul. 31, 2012 Issuance 2011-3 [Member]	Jul. 31, 2012 Issuance 2012-4 [Member]	Jul. 31, 2012 Issuance 2012-5 [Member]	Oct. 31, 2012 Private Education Loan Securitizations [Member]	Jul. 31, 2012 Private Education Loan Securitizations [Member]	May 31, 2012 Private Education Loan Securitizations [Member]	Apr. 30, 2012 Private Education Loan Securitizations [Member]	Feb. 29, 2012 Private Education Loan Securitizations [Member]	Nov. 30, 2011 Private Education Loan Securitizations [Member]	Jun. 30, 2011 Private Education Loan Securitizations [Member]	Apr. 30, 2011 Private Education Loan Securitizations [Member]	Dec. 31, 2012 Private Education ABS Transactions [Member]	Dec. 31, 2011 Private Education ABS Transactions [Member]
Securities Financing Transaction [Line Items]
ABS transaction, Total	$ 1,527	$ 1,251	$ 1,249	$ 1,491	$ 1,252	$ 824	$ 765	$ 812	$ 821	$ 812	$ 9,680	$ 2,445	$ 24	$ 45	$ 1,252	$ 976	$ 640	$ 1,135	$ 891	$ 547	$ 721	$ 825	$ 562	$ 4,189	$ 2,108
Coupon rate of ABS transaction	1 month LIBOR plus 0.90%	1 month LIBOR plus 0.55%	1 month LIBOR plus 0.62%	1 month LIBOR plus 1.10%	1 month LIBOR plus 0.65%	1 month LIBOR plus 0.70%	1 month LIBOR plus 0.91%	1 month LIBOR plus 1.25%	1 month LIBOR plus 0.90%	1 month LIBOR plus 0.85%			N/A (Retained B Notes sold	N/A (Retained B Notes sold	1 month LIBOR plus 0.67%	1 month LIBOR plus 1.22%	1 month LIBOR plus 1.69%	1 month LIBOR plus 1.77%	1 month LIBOR plus 2.12%	1 month LIBOR plus 2.17%	1 month LIBOR plus 2.87%	1 month LIBOR plus 1.80%	1 month LIBOR plus 1.89%
Weighted Average Life	7 years 9 months 18 days	4 years 6 months	4 years 7 months 6 days	8 years 2 months 12 days	4 years 7 months 6 days	4 years 8 months 12 days	4 years 7 months 6 days	7 years 9 months 18 days	5 years 6 months	5 years 6 months					4 years 6 months	2 years 7 months 6 days	2 years 6 months	2 years 7 months 6 days	2 years 10 months 24 days	3 years	3 years 4 months 24 days	4 years	3 years 9 months 18 days
Total loan amount securitized											$ 9,565	$ 2,344												$ 5,557	$ 2,674